May 4, 2026

VIA EDGAR

RE:    Principal Life Insurance Company
    Principal Life Insurance Company Variable Life Separate Account
    Definitive Materials Filing Pursuant to Rule 497(j)
    File No. 811-05118
Commissioners:

On behalf of Principal Life Insurance Company and Principal Life Insurance Company Variable Life Separate Account (“Registrant”) and pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, I hereby represent that the forms of prospectus and statement of additional information for the above-named issuing company and Registrant, each dated April 29, 2026, do not differ from those contained in the amendment to the Registration Statement on Form N-6 that relates the prospectus and statement of additional information for each contract identified below.

Each Post-Effective Amendment for each contract identified below were filed electronically with the Securities and Exchange Commission on EDGAR on April 29, 2026.

Contract Name	Amend. No.	Registration No.
Principal ® Variable Universal Life Accumulator	25	333-65690
Principal ® Variable Universal Life Accumulator II	24	333-100838
Principal ® Flexible Variable Life	49	033-13481
Principal ® Benefit Variable Universal Life	26	333-89446
Principal ® Benefit Variable Universal Life II	18	333-149363
Principal ® Executive Variable Universal Life	27	333-81714
Principal ® Executive Variable Universal Life II	24	333-149215
Principal ® Executive Variable Universal Life III	9	333-234718
Principal ® Survivorship Flexible Premium Variable Universal Life	29	333-71521
Principal ® Variable Universal Life Income	23	333-115269
Principal ® Variable Universal Life Income II	18	333-146896
Principal ® Variable Universal Life Income IV	4	333-263344
PrinFlex Life ®	38	333-00101

If you have any questions regarding the Amendment, please contact me at (317) 874-3803.

                        Sincerely,
                        Kate F. Stecklein
                        Kate F. Stecklein
                        Variable Annuities & Life Insurance Counsel